BUSINESS SEGMENTS, MAJOR CUSTOMERS AND SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Revenues	$ 55,371	$ 53,009
Loss Before Income Tax Provision	(1,938)	(1,081)
United States [Member]
Revenues	32,845	36,789
Loss Before Income Tax Provision	(1,150)	(750)
United Kingdom [Member]
Revenues	20,464	13,344
Loss Before Income Tax Provision	(716)	(272)
Other Location [Member]
Revenues	2,062	2,876
Loss Before Income Tax Provision	$ (72)	$ (59)